Lease (Tables)	6 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Lease Payments as Revenue in Profit or Loss	The Company recognized the lease payments as revenue in profit or loss over the lease term on a straight-line basis as below:
	For the Six Months Ended December 31,
	2025	2024

Operating lease income	657,274	-

Schedule of Supplemental Balance Sheet Information Related to the Operating Lease

Supplemental balance sheet information related to the operating lease was as follows:

	As of December 31,	As of June 30,
	2025	2025
Right-of-use assets	$55,377	$42,253,187

Lease payments accrued *	-	939,059

Operating lease liabilities - current	$29,144	$27,844
Operating lease liabilities - non-current	15,050	44,982,694
Total operating lease liabilities	$44,194	$45,010,538

*	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.92
Weighted average discount rate	4.41%

Schedule of Future Minimum Rent Payable

As of December 31, 2025, the future minimum rent payable under the non-cancellable operating lease for twelve months ending December 31 were:

2026	$30,646
2027	15,323
Total lease payments	45,969
Less: imputed interest	(1,775)
Present value of lease liabilities	$44,194